TANGIBLE EQUITY UNITS	12 Months Ended
Dec. 31, 2020
TANGIBLE EQUITY UNITS
TANGIBLE EQUITY UNITS

12.  TANGIBLE EQUITY UNITS

On March 5, 2020, GFL completed its offering of 15,500,000 6.00% TEUs for total gross proceeds of $1,040.7 million (US$775.0 million). Each TEU, which has a stated amount of US$50.00, is comprised of a prepaid stock purchase contract (“Purchase Contract(s)”) and a senior amortizing note (“Amortizing Note(s)”) due March 15, 2023, both of which are freestanding instruments and separate units of account. The Amortizing Notes are classified as a financial liability held at amortized cost. The Purchase Contracts are accounted for as prepaid forward contracts to deliver a variable number of equity instruments equal to a fixed dollar amount, subject to a cap and floor. Accordingly, the Purchase Contracts meet the definition of a financial liability with embedded derivative features, which GFL has elected to measure at fair value through profit or loss.

GFL allocated the proceeds from the issuance of the TEUs to notes and other derivative financial liabilities based on the relative fair values of the respective components of each TEU. The value allocated to the Amortizing Notes is reflected with issuance costs as a reduction of the face amount of the notes. The issuance costs are accreted to the face amount of the notes using the effective interest method.

The value allocated to the Purchase Contracts is subsequently measured at fair value through profit or loss. The fair value of the Purchase Contracts of the TEUs is based on the trading price of the Purchase Contracts to the extent an active market exists, otherwise a valuation model is used. The fair value of the Purchase Contracts was estimated using a Monte-Carlo simulation to simulate GFL’s stock price using inputs such as USD risk-free interest rate curve, GFL’s spot stock price in USD on the New York Stock Exchange, dividend forecasts, volatility of GFL’s stock, and credit spread.

This resulted in an unrealized loss of $449.2 million on the market value of the Purchase Contracts for the year ended December 31, 2020 ($nil for the year ended December 31, 2019, $nil for the seven month period ended December 31, 2018, and $nil for the five month period ended May 31, 2018).

The aggregate values assigned upon issuance of the TEUs, based on the relative fair values of the respective components of each TEU, were as follows:

	Purchase Contracts	Amortizing Notes	Total
Fair value price per TEU on issuance	$55.71	$11.43	$67.14
Gross proceeds	863.5	177.2	1,040.7
Issuance costs	(28.1)	(5.7)	(33.8)
Net proceeds on issuance	$835.4	$171.5	$1,006.9

Each Amortizing Note has an initial principal amount of US$8.5143 and bears interest at 4.000% per year. On each of March 15, June 15, September 15, and December 15, GFL will pay equal quarterly cash instalments of US$0.7500 per  Amortizing Note (except for the June 15, 2020 installment payment, which was US$0.8333 per Amortizing Note), which cash payment in the aggregate will be the equivalent of 6.000% per year with respect to each US$50.00 stated amount of the TEUs. Each instalment constitutes a payment of interest and a partial payment of principal.

Unless settled earlier, on March 15, 2023, each Purchase Contract will automatically settle for subordinate voting shares. Upon settlement of a Purchase Contract, GFL will deliver not more than 2.6316 subordinate voting shares and not less than 2.1930 subordinate voting shares, subject to adjustment, based on the Applicable Market Value of GFL’s subordinate voting shares as described below:

●	If the Applicable Market Value is greater than the threshold appreciation price, which is US$22.80, holders will receive 2.1930 subordinate voting shares per Purchase Contract;
●	If the Applicable Market Value is less than or equal to the threshold appreciation price but greater than or equal to the reference price, which is US$19.00, the holder will receive a number of subordinate voting shares per Purchase Contract equal to US$50.00, divided by the Applicable Market Value; and
●	If the Applicable Market Value is less than the reference price, the holder will receive 2.6316 subordinate voting shares per Purchase Contract.

The Applicable Market Value is defined as the arithmetic average of the volume weighted average price per share of GFL’s subordinate voting shares over the twenty consecutive trading day period immediately preceding March 15, 2023.

The TEUs are comprised of the following:

	December 31, 2020	December 31, 2019
Amortizing Notes	$123.4	$—
Purchase Contracts	1,263.7	—
	1,387.1	—
Less: Current portion of Amortizing Notes	(59.2)	—
	$1,327.9	$—

The 33,991,500 minimum shares to be issued are included in the calculation of basic net loss per share. The TEUs have a potentially dilutive effect on the calculation of net income per share. The difference between the minimum subordinate voting shares and the maximum subordinate voting shares are dilutive securities, and accordingly, are included in GFL’s diluted net loss per share on a pro-rata basis to the extent the Applicable Market Value is higher than US$22.80 but is less than US$19.00 at period end. See note 14 for additional information regarding the calculation of net loss per share.

Principal future payments on the Amortizing Notes are as follows:

Amortizing Notes
2021	$59.2
2022	59.2
2023	14.8
$133.2